Organization - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Accumulated deficit	$ 20,598	$ 345
Cash and cash equivalents	$ 112,507	$ 124,860